Inventory	6 Months Ended
Jun. 30, 2026
Inventory
Inventory

11)Inventory

The following table presents the inventory as of June 30, 2026 and December 31, 2025:

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Lubricating oil	4,165	4,288
Bunkers	423	—
Total inventory	4,588	4,288